Nature of operations	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations	Nature of operations
North American Construction Group Ltd. ("NACG" or the "Company"), was formed under the Canada Business Corporations Act. The Company and its predecessors have been operating continuously since 1953 providing a wide range of mining and heavy construction services to customers in the resource development and industrial construction sectors.